Stock Option Plans	12 Months Ended
Dec. 31, 2011
Stock Option Plans [Abstract]
STOCK OPTION PLANS

NOTE 15 – STOCK OPTION PLANS

The Corporation sponsors three stock option plans. All historical information presented below has been adjusted to reflect the 1 for 20 reverse stock split which occurred on December 16, 2004. One plan was approved during 2000 and applies to officers, employees, and non-employee directors. A total of 25,000 shares were made available for grant under this plan. This plan was amended as a part of the recapitalization to provide for additional authorized shares equal to 12.50% of all outstanding shares subsequent to the recapitalization, which amounted to 428,587 shares. This plan expired on February 15, 2010. The other two plans, one for officers and employees and the other for non-employee directors, were approved in 1997 and expired in 2007. A total of 30,000 shares were made available for grant under these plans. Options under all of the plans were granted at the discretion of a committee of the Corporation’s Board of Directors. Options to purchase shares of the Corporation’s stock were granted at a price equal to the market price of the stock at the date of grant. The committee determined the vesting of the options when they were granted as established under the plan.

A summary of stock option transactions for the years ended December 31 is as follows:

	2011	2010
Outstanding shares at beginning of year	394,072	411,057
Granted during the year	—	—
Exercised during the year	—	—
Expired / forfeited during the year	(1,920)	(16,985)

Outstanding shares at end of year	392,152	394,072

Exercisable shares at end of year	148,861	150,781

Weighted average exercise price per share at end of year	$10.27	$10.98

Shares available for grant at end of year	$—	$—

There were no options granted in 2011 and in 2010.

Following is a summary of the options outstanding and exercisable at December 31, 2011:

Exercise	Number of Shares			Weighted Average Remaining Contractual
Price	Outstanding	Exercisable	Unvested Options	Life-Years
$9.16	5,000	2,000	3,000	4.96
$9.75	257,152	120,861	136,291	3.96
$10.65	50,000	10,000	40,000	5.96
$11.50	40,000	8,000	32,000	4.75
$12.00	40,000	8,000	32,000	4.46

	392,152	148,861	243,291	3.35

Options issued since the Corporation’s recapitalization in December of 2004 call for 20% immediate vesting upon issue and subsequent vesting to occur over a two to five year period, based upon the market value appreciation of the underlying Corporation’s stock. Compensation related to these options was expensed based upon the vesting period without consideration given to market value appreciation. There are no future compensation expenses related to existing option programs.